Equity (Details) - shares	12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital	56,888,916		56,888,916
Total outstanding shares	21,916,701		21,910,701
Outstanding shares as percentage of total shares (%)	39.00%		39.00%
Treasury [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital	3,086,748		3,086,748
Other [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital	21,916,701		21,910,701
Cresud S.A.C.I.F.Y.A. [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital	23,291,500	[1]	23,291,500
Board of Directors [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital	8,462,700		8,431,700
Executive Board [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital	131,267		168,267
Officers [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital	8,593,967		8,599,967

[1]	Of this amount, 140,450 shares are held by Agro Managers S.A. and 1,000 shares are held by Agro Managers, subsidiaries of Cresud S.A.